UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22119

American Israeli Shared Values Trust

(Exact name of registrant as specified in charter)

207 East 83rd Street

Suite 2

New York, NY 10028

(Address of principal executive offices)

(Zip code)

Jamia C. Jasper

207 East 83rd Street

Suite 2

New York, NY 10028

 (Name and address of agent for service)

With copies to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (866) 745-5955

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	American Israeli Shared Values Fund
	Schedule of Investments
	February 29, 2008

Shares		Value

COMMON STOCKS - 91.65%

Air Transportation, Scheduled - 1.41%
400	AMR Corp. *	$ 5,124

Aircraft Parts & Auxiliary Equipment, NEC - 2.79%
180	Elbit Systems Ltd.	10,161

Calculating & Accounting Machines (No Electronic Computers) - 3.86%
680	Verifone, Inc. *	14,042

Cogeneration Services & Small Power Producers - 1.38%
280	AES Corp. *	5,034

Computer Communications Equipment - 0.74%
180	Electronics For Imaging, Inc. *	2,711

Computer Storage Devices - 1.03%
160	Sandisk Corp. *	3,768

Drilling Oil & Gas Wells - 6.24%
60	Diamond Offshore Drilling, Inc.	7,250
110	Transocean Offshore, Inc. *	15,456
		22,706
Electric Services - 1.68%
140	Ormat Technologies, Inc.	6,112

Electromedical & Electrotherapeutic Apparatus - 2.17%
160	Medtronic, Inc.	7,898

Electronic Computers - 5.53%
130	NDS Group PLC *	6,584
420	Nice Systems Ltd. *	13,549
		20,133
Investors, NEC - 1.95%
1,100	Ampal American Israel Corp. *	7,095

Motor Vehicles & Passenger Car Bodies - 1.79%
280	General Motors Corp.	6,518

National Commercial Banks - 8.98%
260	Bank of America Corp.	10,332
360	Citigroup, Inc.	8,535
340	JP Morgan Chase & Co.	13,821
		32,688
Oil & Gas Field Services,NEC - 7.16%
320	Halliburton Co.	12,256
160	Schlumerger Ltd.	13,832
		26,088
Operators of Nonresidential Buildings - 1.46%
120	Elbit Imaging Ltd. *	5,331

Petroleum Refining - 2.24%
520	Alon USA Energy, Inc.	8,159

Pharmaceutical Preparations - 7.85%
119	Johnson & Johnson	7,373
150	Perrigo Co.	5,013
330	Teva Pharmaceutical Industries Ltd.	16,193
		28,579
Radio & TV Broadcasting & Communications Equipment - 1.85%
780	Ceragon Networks Ltd.	6,755

Radiotelephone Communications - 2.09%
360	Partner Communications Co. Ltd.	7,618

Retail-Auto Dealers & Gasoline - 2.47%
570	Delex US Holdings, Inc.	8,995

Security Brokers, Dealers & Flotaion Companies - 6.90%
240	Lehman Brothers Holdings, Inc.	12,238
260	Merrill Lynch & Co.	12,886
		25,124
Semiconductors & Related Devices - 1.65%
300	Intel Corp.	5,991

Services-Computer Integrated Systems Design - 1.75%
300	Aladdin Knowledge Systems Ltd. *	6,360

Services-Computer Programming Services - 0.93%
340	Bluephoenix Solutions Ltd. *	3,390

Services-Miscellaneous Amusement & Recreation - 2.31%
260	Walt Disney Co.	8,427

Services-Prepackaged Software - 7.17%
680	Elron electronic Industries Ltd. *	6,603
300	Check Point Software Technologies Ltd. *	6,576
340	Microsoft Corp.	9,248
220	Retalix Ltd. *	3,656
		26,083
Surgical & Medical Instruments & Apparatus - 1.00%
230	Given Imaging Ltd. *	3,648

Telephone & Telegraph Apparatus - 0.87%
420	Alvarion Ltd. *	3,179

Telephone Communications - 1.94%
220	Cellcom Israel Ltd.	7,058

Water Transportation - 2.47%
160	Tidewater, Inc.	8,984

TOTAL FOR COMMON STOCKS (Cost $371,652) - 91.65%		$ 333,759

SHORT TERM INVESTMENTS - 10.30%
37,520	Huntington Money Market Fund IV 2.56% ** (Cost $37,520)	37,520

TOTAL INVESTMENTS (Cost $409,172) - 101.95%		$ 371,279

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.95)%		(7,130)

NET ASSETS - 100.00%		$ 364,149

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 29, 2008.

NOTES TO FINANCIAL STATEMENTS
American Israeli Shared Values Fund
1. SECURITY TRANSACTIONS

At February 29, 2008 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $409,172 amounted to $37,893, which consisted of aggregate gross unrealized appreciation of $4,123 and aggregate gross unrealized depreciation of $42,015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Israeli Shared Values Trust

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jamia C. Jasper

     Jamia C. Jasper

     President and Treasurer

Date April 24, 2008